Other Assets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Miscellaneous assets [abstract]
Transactions in transit	€ 157	€ 143		€ 206
Net pension plan assets (note 25)	903	1,015		604
Prepayments and accrued income	3,129	3,089		2,326
Other	5,752	4,744		4,427
Other assets, total	€ 9,941	€ 8,991	[1]	€ 7,563

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).